SHARE-BASED PAYMENT - Summary of share option granted to employees and directors (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prefunded Warrants
Weighted average exercise price
Outstanding, Beginning balance	$ 0.17	$ 0.17
Exercised	0.06
Outstanding, Ending balance	0.17	$ 0.17	$ 0.17
Vested and expected to vest	$ 0.17
Weighted average remaining contractual year
Outstanding, balance	1 year 6 months 25 days	2 years 25 days	3 years 25 days
Vested and expected to vest	1 year 6 months 25 days
Restricted shares granted to employees and directors
Number of options
Outstanding, Beginning balance	40,318,000
Granted	0	87,737,000
Forfeited	0
Exercised	(40,318,000)	(47,419,000)
Outstanding, Ending balance		40,318,000
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0.03
Granted	0	$ 0.02
Forfeited	0
Exercised	$ 0.03	0.02
Outstanding, Ending balance		$ 0.03
Aggregated intrinsic value
Outstanding, Beginning balance	$ 2,032
Granted	0	$ 1,955
Exercised	$ 1,201	754
Outstanding, Ending balance		$ 2,032
Employees and Directors
Number of options
Outstanding, Beginning balance	0	41,350
Granted	0	0
Forfeited	0	(41,350)
Exercised	0	0
Outstanding, Ending balance	0	0	41,350
Vested and expected to vest	0
Exercisable	0
Weighted average exercise price
Outstanding, Beginning balance	$ 0	$ 0.40
Granted	0	0
Forfeited	0	0.40
Exercised	0	0
Outstanding, Ending balance	0	0	$ 0.40
Vested and expected to vest	0
Exercisable	0
Weighted average grant date fair value per share
Outstanding, Beginning balance	0	0.97
Granted	0	0
Forfeited	0	0.97
Exercised	0	0
Outstanding, Ending balance	0	$ 0	$ 0.97
Vested and expected to vest	0
Exercisable	$ 0
Weighted average remaining contractual year
Outstanding, balance			9 months 21 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 0	$ 0
Granted	0	0
Forfeited	0	0
Exercised	0	0
Outstanding, Ending balance	0	$ 0	$ 0
Vested and expected to vest	0
Exercisable	$ 0